Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Income And Expenses
Schedule of other income

		2025	2024	2023
		(In thousands of Korean won)
Gain from merger (Note 23)	₩	8,509	-	-
Reversal of other bad debt expenses		156,333	-	-
Gains on disposal of Property and Equipment		2,113	6,100	928
Gains on disposal of right-of-use assets		461,212	131,193	1,042,833
Rental income		472,235	808,123	283,983
Miscellaneous income		198,965	76,713	159,336
Total	₩	1,299,367	1,022,129	1,487,080

Schedule of other expenses

		2025	2024	2023
		(In thousands of Korean won)
Other bad debt expenses	₩	595,861	347,419	-
Losses on disposal of Property and Equipment		781,522	329,882	31,975
Impairment loss on Property and Equipment		152,816	964,626	2,246
Impairment loss on Intangible Assets		2,897,920	-	-
Donations		1,000	-	-
Impairment losses on goodwill		129,071,743	-	-
Miscellaneous expenses		195,506	1,158	1,326
Total	₩	133,696,368	1,643,085	35,547

Schedule of other expenses classification

		2025	2024	2023
		(In thousands of Korean won)
Changes in inventories	₩	(793,978)	(393,764)	2,931,297
Raw materials and consumables		4,504,813	5,029,668	4,989,957
Employee benefits		14,443,222	9,549,202	11,777,876
Depreciation		2,649,937	2,817,673	2,921,232
Amortization		600,074	356,010	362,800
Commission paid		26,210,530	13,430,421	21,501,616
Outsourcing fee		35,008,651	11,421,682	16,071,848
Copyright fee		722,685	714,124	1,348,620
Rent		2,581,796	484,204	856,282
Supplies		420,237	234,611	307,350
Water and fuel expenses		436,850	487,384	633,874
Transportation		1,445,150	347,864	369,182
Bad debt expenses		404	297,162	171,560
Building Maintenance		149,424	110,866	96,425
Losses from investments in the associate		10,413	-	-
Share-based compensation expense		25,636,854	-	-
Listing expenses (Note 23)		25,075,227	-	-
Other expenses		1,309,491	1,009,159	1,095,372
Total		140,411,780	45,896,266	65,435,291